Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue	$ 1,234,450	$ 721,519	$ 1,275,804
Cost of sales	(1,425,828)	(536,735)	(798,888)
Gross profit	(191,378)	184,784	476,916
Operating expenses
General and administrative	7,244,762	4,915,263	4,057,167
Selling and marketing	3,024,283	3,296,373	3,484,159
Research and development, net	1,644,565	2,064,493	2,138,138
Total operating expenses	11,913,610	10,276,129	9,679,464
Operating loss	(12,104,988)	(10,091,345)	(9,202,548)
Other income (expenses)
Share issuance costs	(1,985,074)	0	0
Net finance costs	(668,034)	(506,002)	(107,751)
Foreign exchange gain (loss)	(98,275)	28,780	(3,742)
Change in fair value of warrant liabilities	5,841,192	0	0
Loss on disposal of property and equipment	(291,181)	(1,165)	(1,331)
Total other income (expenses), net	2,798,628	(478,387)	(112,824)
Loss before income taxes	(9,306,360)	(10,569,732)	(9,315,372)
Income tax recovery
Deferred tax recovery	0	49,442	0
Net loss	(9,306,360)	(10,520,290)	(9,315,372)
Other comprehensive income:
Foreign currency translation differences	61,755	(92,427)	(8,991)
Total comprehensive loss	$ (9,244,605)	$ (10,612,717)	$ (9,324,363)
Net loss per share
Net loss per share, Basic	$ (2.28)	$ (14.41)	$ (14.72)
Net loss per share, Diluted	$ (2.28)	$ (14.41)	$ (14.72)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic	4,082,275	730,302	632,721
Weighted average number of shares outstanding, Diluted	4,082,275	730,302	632,721